Disaggregated revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Schedule of disaggregation of revenue	The following table represents disaggregation of revenue for the fiscal year ended December 31:

	2020	2019
	$	$
Subscription revenue	57,415	37,283
Professional services	5,502	4,160
	62,917	41,443

Schedule of revenue expected to be recognized in future years
The following table presents revenue expected to be recognized in future years related to performance obligations that are unsatisfied as at December 31:

	2021	2022	2023 and thereafter
	$	$	$
Subscription revenue	57,212	34,060	15,505
Professional services	1,735	—	—
	58,947	34,060	15,505

Reconciliation of contract assets and deferred revenue

	2020	2019
	$	$
Beginning balance	1,303	618
Contract acquisition costs	2,519	1,084
Amortization expense	(1,021)	(399)
Ending balance	2,801	1,303

Current	1,345	605
Non-current	1,456	698
	2,801	1,303

Deferred revenue

	2020	2019
	$	$
Beginning balance	17,997	12,687
Decrease from revenue recognized	(59,295)	(40,707)
Increase due to amounts invoiced	69,341	45,406
Foreign exchange and other movements	288	611
Ending balance	28,331	17,997

Reconciliation of unbilled trade receivables	Unbilled trade receivable

	2020	2019
	$	$
Beginning balance	736	372
Decrease from transfers to trade receivables	(736)	(372)
Increase from revenue recognized	706	736
Ending balance	706	736